Share-Based Payment Plans - Summary of Share Based Arrangement Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) shares yr $ / shares	Dec. 31, 2019 USD ($) shares yr $ / shares
Management Equity Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity value per share (in $)		$ 12.63
Strike price per share (in $)		$ 15.49
Expected share price volatility		20.00%
Risk free rate		2.47%
Time to expiration (years) | yr		2.5
Expected dividend yield | $		$ 0.00
Common shares issued | shares		9,503
Long term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of options (years) | yr	1.2	2.5
Exercise price (in $)	$ 0.29	$ 0.29
Market value of underlying shares (in $)	$ 6.52	$ 0.90
Options issued | shares	83,642	480,160
Expected share price volatility	28.60%	20.00%
Risk free rate	0.14%	2.47%
Expected dividend yield | $	$ 0.00	$ 0.00